SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Estimated Useful Lives for Calculation of Depreciation

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of Original Useful Lives of Intangible Assets

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Trade names	Indefinite
Brand	Indefinite
Others	1.3 years to 10 years

Schedule of Disaggregation of Revenue

	K‑12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues in 2019	313,747	270,162	583,909
Net Revenues in 2020	291,539	240,441	531,980
Net Revenues in 2021	270,362	226,515	496,877

Schedule of Disaggregation of Deferred Revenue

	As of December 31,
	2020	2021
	RMB	RMB
K-12 Schools	126,564	69,634
CP&CE Programs	37,135	25,402
Total	163,699	95,036